FINANCIAL INSTRUMENTS CLASSIFICATION	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS CLASSIFICATION
FINANCIAL INSTRUMENTS CLASSIFICATION

33          FINANCIAL INSTRUMENTS CLASSIFICATION

The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31,2020 and 2019:

	2020						2019
	Financial assets and		Financial assets at fair value		Financial		Financial assets and		Financial assets at fair value		Financial
	liabilities at fair		through other		assets and		liabilities at fair		through other		assets and
	value through profit or loss		comprehensive income		liabilities		value through profit or loss		comprehensive income		liabilities
		Investments		Investments	measured at			Investments		Investments	measured at
	Investments	designated		designated	amortized		Investments	designated		designated	amortized
	and hedges	at inception	Investments	at inception	cost	Total	and hedges	at inception	Investments	at inception	cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	—	—	—	—	36,752,994	36,752,994	—	—	—	—	25,986,762	25,986,762
Guarantee funds, reverse repurchase agreements and securities borrowings	—	—	—	—	2,394,302	2,394,302	—	—	—	—	4,288,524	4,288,524
At fair value through profit or loss	6,467,471	—	—	—	−	6,467,471	3,850,762	—	—	—	—	3,850,762
Investments at fair value through other comprehensive income, Note 6(b)	—	—	43,241,339	502,550	—	43,743,889	—	—	25,623,934	578,789	—	26,202,723
Amortized cost investments	—	—	—	—	4,962,382	4,962,382	—	—	—	—	3,477,046	3,477,046
Loans, net	—	—	—	—	127,761,125	127,761,125	—	—	—	—	110,485,717	110,485,717
Financial assets designated at fair value through profit or loss	—	823,270	—	—	—	823,270	—	620,544	—	—	—	620,544
Premiums and other policies receivable	—	—	—	—	937,223	937,223	—	—	—	—	838,731	838,731
Accounts receivable from reinsurers and coinsurers	—	—	—	—	919,419	919,419	—	—	—	—	791,704	791,704
Due from customers on acceptances	—	—	—	—	455,343	455,343	—	—	—	—	535,222	535,222
Other assets, Note 13(a)	1,214,497	—	—	—	1,823,556	3,038,053	1,092,107	—	—	—	1,700,861	2,792,968
	7,681,968	823,270	43,241,339	502,550	176,006,344	228,255,471	4,942,869	620,544	25,623,934	578,789	148,104,567	179,870,703

Liabilities

Deposits and obligations	—	—	—	—	142,365,502	142,365,502	—	—	—	—	112,005,385	112,005,385
Payables from repurchase agreements and securities lending	—	—	—	—	27,923,617	27,923,617	—	—	—	—	7,678,016	7,678,016
Due to banks and correspondents	—	—	—	—	5,978,257	5,978,257	—	—	—	—	8,841,732	8,841,732
Bankers’ acceptances outstanding	—	—	—	—	455,343	455,343	—	—	—	—	535,222	535,222
Accounts payable to reinsurers and coinsurers	—	—	—	—	338,446	338,446	—	—	—	—	216,734	216,734
Lease liabilities	—	—	—	—	750,578	750,578	—	—	—	—	847,504	847,504
Financial liabilities at fair value through profit or loss	561,602	—	—	—	−	561,602	493,700	—	—	—	—	493,700
Bonds and notes issued	−	—	—	—	16,319,407	16,319,407	—	—	—	—	14,946,363	14,946,363
Other liabilities, Note 13(a)	1,205,213	—	—	—	3,273,754	4,478,967	1,040,282	—	—	—	3,206,544	4,246,826
	1,766,815	—	—	—	197,404,904	199,171,719	1,533,982	—	—	—	148,277,500	149,811,482